CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Cash flows from operating activities
Net income	$ 125,882	$ 150,823	$ 200,620
Adjustments to reconcile Net income to net cash from operating activities:
Depreciation and amortization	151,392	156,409	156,368
Stock-based compensation	14,245	14,568	15,159
Deferred income taxes, net	3,421	(22,704)	23,902
Restructure charges and other impairments	21,704	14,412	17,445
Net loss (gain) on disposal of assets	1,602	(377)	87
Undistributed loss (earnings) on equity investments	330	1	(571)
Other	3,068	3,009	1,918
Changes in assets and liabilities:
Accounts receivable, net	(3,281)	3,487	(3,682)
Inventories	12	(62)	11
Restaurant supplies	(1,231)	(1,496)	(1,651)
Prepaid expenses	(1,694)	(696)	(11,178)
Other assets	255	308	72
Accounts payable	1,569	2,984	(5,783)
Gift card liability	(7,334)	4,153	6,190
Accrued payroll	4,223	(714)	(17,229)
Other accrued liabilities	(6,794)	(5,803)	725
Current income taxes	(14,877)	(7,692)	14,875
Other liabilities	(8,041)	4,499	2,882
Net cash provided by operating activities	284,451	315,109	400,160
Cash flows from investing activities
Payments for property and equipment	(101,281)	(102,573)	(112,788)
Proceeds from sale of assets	19,873	3,157	4,256
Proceeds from note receivable	1,867	0	0
Insurance recoveries	1,747	0	0
Payment for business acquisition, net of cash acquired	0	0	(105,577)
Net cash used in investing activities	(77,794)	(99,416)	(214,109)
Cash flows from financing activities
Borrowings on revolving credit facility	1,016,000	250,000	256,500
Payments on revolving credit facility	(588,000)	(388,000)	(110,000)
Purchases of treasury stock	(303,239)	(370,877)	(284,905)
Payments on long-term debt	(260,311)	(3,832)	(3,402)
Payments of dividends	(70,009)	(70,771)	(74,066)
Proceeds from issuances of treasury stock	2,321	5,621	6,147
Payments for debt issuance costs	(1,611)	(10,216)	0
Proceeds from issuance of long-term debt	0	350,000	0
Net cash used in financing activities	(204,849)	(238,075)	(209,726)
Net change in cash and cash equivalents	1,808	(22,382)	(23,675)
Cash and cash equivalents at beginning of year	9,064	31,446	55,121
Cash and cash equivalents at end of year	$ 10,872	$ 9,064	$ 31,446